Revenue - Contract Balances (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Contract liabilities at beginning of period	€ 4.4
Increases resulting from billing and invoices becoming due	10.9
Decreases resulting from satisfaction of performance obligations	(10.1)
Other	0.1
Contract liabilities at end of period	5.3	€ 4.4
Revenue recognized included in the contract liability balance at the beginning period	€ 4.1	€ 3.6